SHARE CAPITAL	12 Months Ended
Jan. 31, 2022
SHARE CAPITAL

12. SHARE CAPITAL

On February 10, 2021, the Company changed its corporate jurisdiction from the State of Nevada to the Province of British Columbia. The Articles of Incorporation and Bylaws of the Company, under the Nevada Revised Statutes, were replaced with the Articles of the Company, under the Business Corporations Act (British Columbia). The authorized capital of the Company was amended to an unlimited number of common shares without par value (the “Shares”). The Company retroactively reclassified $6,424,684 associated with the historical share issuances from additional paid-in capital to common stock.

On May 14, 2021, the Company issued 29,411 shares of its common stock to a consultant for investor relations services. The Shares were issued pursuant to an independent contractors services agreement whereby the Company agreed to a USD$5,000 monthly fee payable to a consultant during a three-month period commencing on April 14, 2021. At the discretion of the Company, the cash fee could have been paid in common shares of the Company at a deemed price of USD$0.17 (CAD$0.206) per share for a total of 29,411 shares per month. At the time of the share issuance, the fair market value of the shares was USD$0.34 (CAD$0.41), therefore the Company recognized $12,117 as part of its investor relation fees.

On May 17, 2021, the Company closed a non-brokered private placement by issuing 3,849,668 units at a price of $0.15 per unit (each a “Unit”) for gross proceeds of $577,450 (the “Unit Offering”). Each Unit consisted of one common share and one common share purchase warrant (the “Warrant”). Each Warrant entitles the holder thereof to purchase one additional common share of the Company at an exercise price of $0.20 per common share for a period of 24 months from the date of issue. The Warrants are subject to an acceleration clause in the event that the common shares are listed on a recognized stock exchange and trade at a price of $0.30 or greater for 10 consecutive trading days, in which event the Company may notify warrant holders that the Warrants must be exercised within a period of 30 days. In case the Warrant holders do not exercise them within the accelerated 30-day period, the warrants will expire automatically. The Warrants were assigned $Nil value based on the residual method, as the fair market value of the Shares was above the offering price.

In connection with the Unit Offering, the Company paid cash commissions aggregating $22,239 and issued 149,310 Warrants to registered broker-dealers valued at $58,273. The Warrants are subject to the same terms and conditions as the Warrants purchased by other subscribers in the Unit Offering. The Company used Black-Scholes option pricing model to determine the value of the broker warrants. The following assumptions were used:

Expected Life of the broker warrants	2 years
Risk-Free Interest Rate	0.16%
Expected Dividend Yield	Nil
Expected Stock Price Volatility	255%
Fair Value at the date of transaction	$0.45

On June 15, 2021, the Company closed a non-brokered private placement by issuing 6,460,872 subscription receipts (each a “Subscription Receipt”) at a price of $0.15 per Subscription Receipt for aggregate gross proceeds of $969,131 (the “SR Offering”).

Each Subscription Receipt automatically entitled the holder thereof, without payment of any additional consideration and without further action on the part of the holder, to acquire one Subscription Receipt Unit (an “SR Unit”). Each SR Unit consisted of one common share and one common share purchase warrant of the Company (each, an “SR Warrant”). Each SR Warrant entitles the holder to purchase an additional common share of the Company at a price of $0.30 per common share, if exercised during the first year following the release from escrow, and at a price of $0.60, if exercised during the second year following the release from escrow. The SR Warrants were assigned $Nil value based on the residual method, as the fair market value of the Shares was above the offering price.

RED METAL RESOURCES LTD. NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (Expressed in Canadian Dollars)

Until the escrow release conditions (including the listing of the Company’s common shares on a recognized stock exchange in Canada) were met in full, the Subscription Receipts, and the proceeds of the SR Offering were held in trust by an escrow agent appointed by the Company.

On November 18, 2021, the Company received a receipt for a final non-offering prospectus with the B.C. Securities Commission after which, having satisfied the escrow release conditions, the escrowed funds were released to the Company effective November 22, 2021, and an aggregate of 6,460,872 Subscription Receipts were automatically converted, without any further consideration, into 6,460,872 common shares of the Company and 6,460,872 SR Warrants.

In connection with the closing of the SR Offering, the Company paid certain registered investment dealers a total of $39,261 and issued 228,389 warrants to the finders valued at $92,653 (the “Broker SR Warrants”).

The Broker SR Warrants are subject to the same terms and conditions as the SR Warrants purchased by other subscribers in the SR Offering. The Company used Black-Scholes option pricing model to determine the value of the Broker SR Warrants. The following assumptions were used:

Expected Life of the Broker SR Warrants	2 years
Risk-Free Interest Rate	1.04%
Expected Dividend Yield	Nil
Expected Stock Price Volatility	265%
Fair Value at the date of transaction	$0.43

Warrants

The changes in the number of warrants outstanding during the years ended January 31, 2022 and 2021, are as follows:

	Year ended January 31, 2022			Year ended January 31, 2021
	Number of warrants	Weighted average exercise price		Number of warrants	Weighted average exercise price
Warrants outstanding, beginning	-	$	n/a	2,500,000		$0.1875
Warrants issued	10,688,239		$0.36	-	$	n/a
Warrants expired	-	$	n/a	(2,500,000)		$0.1875
Warrants outstanding, ending	10,688,239		$0.36	-	$	n/a

Details of warrants outstanding as at January 31, 2022, are as follows:

Number of warrants exercisable		Grant date	Exercise price
3,849,668		May 17, 2021	$0.20 expiring on May 17, 2023
149,310	(1)	May 17, 2021	$0.20 expiring on May 17, 2023
6,460,872		November 23, 2021	$0.30 if exercised prior to November 23, 2022; $0.60 if exercised after November 23, 2022 but prior to November 23, 2023
228,389	(1)	November 23, 2021	$0.30 if exercised prior to November 23, 2022 $0.60 is exercised after November 23, 2022 but prior to November 23, 2023
10,688,239

(1)	Broker warrants issued on closing of the Unit Offering and SR Offering.

RED METAL RESOURCES LTD. NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (Expressed in Canadian Dollars)

At January 31, 2022, the weighted average life of the warrants was 1.62 years.

Options

On July 13, 2021, the Company adopted an incentive stock option plan (the “Option Plan”) which provides that the Board of Directors of the Company may, from time to time, at their discretion and in accordance with the CSE requirements, grant stock options to directors, officers and technical consultants for up to 10% of the issued and outstanding common shares of the Company. Such options are exercisable for a period of up to ten years from the date of grant. Exercise price and vesting terms are determined at the time of grant by the Board of Directors.

On November 24, 2021, the Company’s board of directors granted 1,750,000 incentive stock options to its directors, officers, and consultants. The stock options are exercisable at a price of $0.25 per share for a period of five years expiring on November 24, 2026. The options to acquire up to 1,700,000 shares vested immediately upon grant, and the Company recognized $330,425 as share-based compensation associated with these options. The fair value of these stock options was estimated using the Black-Scholes Option Pricing model using the following assumptions:

November 24, 2021
Expected life	5 years
Annualized volatility	186%
Risk-free interest rate	1.56%
Dividend yield	Nil
Fair Value at the date of grant	$0.20

The option to acquire up to 50,000 shares issued to a consultant for investor relation services vests over a period of 12 months at a rate of 12,500 options per quarter beginning on February 24, 2022. During the year ended January 31, 2022, the Company recognized $4,770 as share-based compensation associated with these options. The fair value of these stock options was estimated using the Black-Scholes Option Pricing model using the following assumptions:

November 24, 2021
Expected life	5 years
Annualized volatility	195%
Risk-free interest rate	1.64%
Dividend yield	Nil
Fair Value at vesting	$0.25

At January 31, 2022, the Company had 1,750,000 share purchase options issued and outstanding, with 1,700,000 share purchase options exercisable on that date. All options were exercisable at $0.25 per share, with the weighted average life of 4.82 years.

Recovery of Short-Swing Profits

During the year ended January 31, 2022, the Company received $9,977 related to the recovery of short-swing profits under Section 16(b) of the Securities Exchange Act of 1934, as amended. The Company did not have similar transactions during the year ended January 31, 2021.